CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2019 ₽ / shares shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 ₽ / shares shares	Dec. 31, 2018 € / shares shares
Priority share
Preferred share, par value (in euros per share) | (per share)	₽ 1	€ 1.00		€ 1.00
Preferred share, share authorized	1	1	1	1
Preferred share, share issued	1	1	1	1
Preferred share, share outstanding	0	0	1	1
Treasury shares	1	1	0	0
Preference shares
Preferred share, par value (in euros per share) | € / shares		€ 0.01		€ 0.01
Preferred share, share authorized	0	0	1,000,000,001	1,000,000,001
Preferred share, share issued	0	0	0	0
Preferred share, share outstanding	0	0	0	0
Class A
Ordinary shares, par value (in euros per share) | € / shares		€ 0.01		€ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	293,527,655	293,527,655	292,437,655	292,437,655
Ordinary shares, shares outstanding	292,719,508	292,719,508	286,848,365	286,848,365
Treasury shares	808,147	808,147	5,589,290	5,589,290
Class B
Ordinary shares, par value (in euros per share) | € / shares		€ 0.10		€ 0.10
Ordinary shares, shares authorized	37,138,658	37,138,658	46,997,887	46,997,887
Ordinary shares, shares issued	37,138,658	37,138,658	37,878,658	37,878,658
Ordinary shares, shares outstanding	37,138,658	37,138,658	37,878,658	37,878,658
Class C
Ordinary shares, par value (in euros per share) | (per share)	₽ 0.09	€ 0.09	₽ 0.09
Ordinary shares, shares authorized	37,748,658	37,748,658	46,997,887	46,997,887
Ordinary shares, shares issued	610,000	610,000	0	0
Ordinary shares, shares outstanding	0	0